STOCK BASED COMPENSATION (Details) - The 2010 Share Plan (USD $)	1 Months Ended	12 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Oct. 31, 2013	Jul. 31, 2014	Jul. 31, 2014 2010 Share Plan [Member]	Jul. 31, 2013 2010 Share Plan [Member]	Oct. 31, 2013 2010 Share Plan [Member]	Oct. 31, 2012 2010 Share Plan [Member]
STOCK BASED COMPENSATION (Details) - The 2010 Share Plan [Line Items]
Options Outstanding at October 31, 2013				2,984,000	2,820,000	2,820,000	1,050,000
Options Outstanding at October 31, 2013				$ 0.245	$ 0.25	$ 0.25	$ 0.31
Granted	41,500,000	3,000,000		13,010,000		180,000	3,060,000
Granted				$ 0.22	$ 0.20	$ 0.20	$ 0.19
Exercised		547,493		(80,000)		(16,000)	(1,290,000)
Exercised				$ 0.16		$ 0.16	$ 0.16
Options Outstanding at July 31, 2014		40,000,000		15,914,000		2,984,000	2,820,000
Options Outstanding at July 31, 2014				$ 0.23		$ 0.245	$ 0.25
Options Outstanding at July 31, 2014		$ 0		$ 612,000		$ 16,290
Options Exercisable at July 31, 2014		13,888,889	24,106,280	5,016,222		2,257,750
Options Exercisable at July 31, 2014				$ 0.23		$ 0.254
Options Exercisable at July 31, 2014		$ 0	$ 1,000,000	$ 229,000		$ 16,290